Summary Of Significant Accounting Policies - Schedule of Accounts Receivable (Details) - Yingxi Industrial Chain Group Co Ltd [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable	$ 4,779,708	$ 5,415,614	$ 3,209,461
Within 1 Year [Member]
Accounts receivable	3,411,587	3,985,638	3,209,461
1-2 Year [Member]
Accounts receivable	$ 1,368,121	$ 1,429,976
1-2 Years [Member]
Accounts receivable